Shareholder Report, Holdings (Details) - C000073478 [Member]	Oct. 31, 2025
Blackrock Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Emerson Electric Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Enbridge Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Northern Trust Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.00%
Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%